Shareholder Report, Average Annual Return (Details)		12 Months Ended	33 Months Ended	60 Months Ended	80 Months Ended	118 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
PGIM HIGH YIELD FUND - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.16%		4.32%			4.91%
PGIM HIGH YIELD FUND - Class R4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		11.61%		3.99%	4.53%
PGIM HIGH YIELD FUND - Class R2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		11.56%		3.78%	4.30%
PGIM HIGH YIELD FUND - Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		12.00%		4.19%			4.79%
PGIM HIGH YIELD FUND - Class R [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		11.41%		3.62%			4.24%
PGIM HIGH YIELD FUND - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		9.72%		3.19%			3.76%
PGIM HIGH YIELD FUND - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		8.13%		3.25%			4.19%
PGIM Short Duration High Yield Income Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.46%		4.71%		4.75%
PGIM Short Duration High Yield Income Fund - Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		10.53%		4.65%			4.57%
PGIM Short Duration High Yield Income Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		8.44%		3.62%			3.53%
PGIM Short Duration High Yield Income Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		7.77%		3.92%			4.07%
PGIM ESG High Yield Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.25%	2.10%
PGIM ESG High Yield Fund - Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		12.11%	1.97%
PGIM ESG High Yield Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		10.04%	1.00%
PGIM ESG High Yield Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		8.30%	0.52%
Without Sales Load [Member] | PGIM HIGH YIELD FUND - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		10.72%		3.19%			3.76%
Without Sales Load [Member] | PGIM HIGH YIELD FUND - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		11.75%		3.93%			4.53%
Without Sales Load [Member] | PGIM Short Duration High Yield Income Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		9.44%		3.62%			3.53%
Without Sales Load [Member] | PGIM Short Duration High Yield Income Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		10.26%		4.39%			4.31%
Without Sales Load [Member] | PGIM ESG High Yield Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		11.04%	1.00%
Without Sales Load [Member] | PGIM ESG High Yield Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		11.94%	1.74%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	7.30%	(2.08%)	(0.04%)	1.29%	1.64%	1.64%
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 1% Issuer Capped Index
Average Annual Return, Percent		12.54%	3.26%	4.37%	4.52%		4.58%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
Average Annual Return, Percent		11.01%		4.62%		4.47%	4.36%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.